Restructuring - Summary of Restructuring Charges (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Restructuring and Related Activities [Abstract]
Restructuring charges	$ 6,197	$ 6,162	$ 32,890	$ 6,162